EATON VANCE INVESTMENT TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the "Registrant") (1933 Act File No. 333-168219) certifies (a) that the forms of Proxy Statement/Prospectus and Statement of Additional Information dated August 31, 2010 with respect to the following series of the Registrant, do not differ materially from those contained in Post Effective Amendment No. 1 (“Amendment No. 1”) to the Registrant's Registration Statement on Form N-14, and (b) that Amendment No. 1 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-10-000878) on August 27, 2010:

Eaton Vance National Limited Maturity Municipal Income Fund

EATON VANCE INVESTMENT TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: September 2, 2010